Sparrow Growth Fund





                               Semi-Annual Report
                               February 28, 2001
                                  (Unaudited)







                                 Fund Advisor:

                        Sparrow Capital Management, Inc.
                   225 South Meramec Avenue, Suite 732 Tower
                           St. Louis, Missouri 63105

Sparrow Growth Fund
Schedule of Investments - February 28, 2001 (Unaudited)
Common Stocks - 94.5%                                                 Shares                     Value

Air Transportation, Scheduled - 4.5%
Southwest Airlines Co.                                                16,500                       $ 306,900
                                                                                            -----------------
Beverages - 4.7%
Pepsi Bottling Group, Inc.                                             7,900                         318,765
                                                                                            -----------------
Computer Communications Equipment - 4.2%
Cisco Systems, Inc. (a)                                               12,120                         287,093
                                                                                            -----------------
Computer Storage Devices - 4.1%
EMC Corp. (a)                                                          7,080                         281,501
                                                                                            -----------------
Crude Petroleum & Natural Gas - 10.4%
Dynegy, Inc.                                                           7,100                         333,700
Kerr-McGee Corp.                                                       5,800                         374,912
                                                                                            -----------------
                                                                                                     708,612
                                                                                            -----------------
Electric Services - 5.6%
Teco Energy, Inc.                                                     13,000                         379,470
                                                                                            -----------------
Electronic & Other Electrical Equipment
  (No Computer Equipment) - 5.5%
General Electric Co.                                                   8,040                         373,860
                                                                                            -----------------
Electronic Components - 5.3%
Celestica, Inc. (a)                                                    7,300                         357,700
                                                                                            -----------------
Federal & Federally-Sponsored Credit Agencies - 5.2%
Federal National Mortgage Assoc.                                       4,400                         350,680
                                                                                            -----------------
Fire, Marine & Casualty Insurance - 5.4%
Allstate Corp.                                                         9,200                         366,712
                                                                                            -----------------
General Industrial Machinery & Equipment - 4.5%
Tyco International Ltd.                                                5,600                         306,040
                                                                                            -----------------
Operative Builders - 5.0%
D.R. Horton, Inc.                                                     15,000                         342,000
                                                                                            -----------------
Personal Credit Institutions - 5.2%
USA Education, Inc.                                                    4,900                         355,397
                                                                                            -----------------
Pharmaceutical Preparations - 5.4%
Pfizer, Inc.                                                           8,100                         364,500
                                                                                            -----------------
Retail-Variety Stores - 4.3%
Wal-Mart Stores, Inc.                                                  5,860                         293,527
                                                                                            -----------------
Services-General Medical & Surgical Hospitals - 4.7%
Tenet Healthcare Corp. (a)                                             7,000                         322,910
                                                                                            -----------------

Sparrow Growth Fund
Schedule of Investments - February 28, 2001 (Unaudited) - continued

Common Stocks - 94.5% - continued                                     Shares                     Value

Services-Prepackaged Software - 4.9%
PeopleSoft, Inc. (a)                                                  10,300                       $ 332,175
                                                                                            -----------------
Wholesale-Groceries & Related Products - 5.6%
Sysco Corp.                                                           14,000                         381,640
                                                                                            -----------------

TOTAL COMMON STOCKS (Cost $6,517,031)                                                              6,429,482
                                                                                            -----------------


                                                                   Principal
                                                                      Amount                     Value
Money Market Securities - 0.1%
Firstar Treasury Fund, 4.73% (b) (Cost $7,486)                         7,486                         $ 7,486
                                                                                            -----------------

TOTAL INVESTMENTS - 94.6% (Cost $6,524,517)                                                        6,436,968
                                                                                            -----------------
Other assets less liabilities - 5.4%                                                                 369,719
                                                                                            -----------------
Total Net Assets - 100.0%                                                                        $ 6,806,687
                                                                                            =================

(a) Non-Income Producing
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2001.

See accompanying notes which are an integral part of the financial statements.

Sparrow Growth Fund                                                                    February 28, 2001
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities (cost $6,524,517)                                                   $ 6,436,968
Dividends receivable                                                                               7,052
Interest receivable                                                                                1,011
Other receivables                                                                                  1,046
Receivable for securities sold                                                                 1,010,954
Receivable from advisor                                                                            2,167
                                                                                      -------------------
   Total assets                                                                                7,459,198
                                                                                      -------------------

Liabilities
Accrued investment advisory fee payable                                                           13,188
Accrued 12b-1 fees payable                                                                        11,010
Payable to custodian bank                                                                        628,313
                                                                                      -------------------
   Total liabilities                                                                             652,511
                                                                                      -------------------

Net Assets                                                                                   $ 6,806,687
                                                                                      ===================

Net Assets consist of:
Paid in capital                                                                                6,953,195
Accumulated realized investment loss                                                             (58,161)
Accumulated realized loss on investments                                                            (798)
Net unrealized depreciation on investments                                                       (87,549)
                                                                                      -------------------

Net Assets                                                                                   $ 6,806,687
                                                                                      ===================

Net Asset Value

Net Assets
Class A Shares:
Net asset value and redemption price per Class A share ($6,599,463 / 507,456)                    $ 13.00
                                                                                      ===================

Maximum offering price per Class A share ($13.00 / 94.25%)                                       $ 13.79
                                                                                      ===================

Class C Shares:
Net asset value and offering price per Class C share ($207,224 / 15,974)                         $ 12.97
                                                                                      ===================

Maximum redemption price per Class C share ($12.97 x 99.0%)                                      $ 12.84
                                                                                      ===================

See accompanying notes which are an integral part of the financial statements.

Sparrow Growth Fund
Statement of Operations for the six months ended February 28, 2001
(Unaudited)


Investment Income
Dividend income                                                                                  $ 28,113
Interest income                                                                                     6,422
                                                                                           ---------------
Total Income                                                                                       34,535
                                                                                           ---------------

Expenses
Investment advisory fee                                                                            79,508
12b-1 fees [Class A  $12,972, Class C  $216]                                                       13,188
                                                                                           ---------------
Total operating expenses                                                                           92,696
                                                                                           ---------------

Net Investment Loss                                                                               (58,161)
                                                                                           ---------------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                                        671,362
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                    (3,194,844)
                                                                                           ---------------
Net realized and unrealized gain (loss) on investment securities                               (2,523,482)
                                                                                           ---------------
Net decrease in net assets resulting from operations                                          $(2,581,643)
                                                                                           ===============

See accompanying notes which are an integral part of the financial statements.

Sparrow Growth Fund
Statement of Changes in Net Assets
                                                                               Six months ended
                                                                               February 28, 2001            Year ended
                                                                                  (Unaudited)            August 31, 2000
                                                                              --------------------     --------------------
Increase (Decrease) in Net Assets
Operations
   Net investment loss                                                                  $ (58,161)              $ (140,914)
   Net realized gain (loss) on investment securities                                      671,362                 (569,909)
   Change in net unrealized appreciation (depreciation)                                (3,194,844)               2,751,244
                                                                              --------------------     --------------------
   Net increase (decrease) in net assets resulting from operations                     (2,581,643)               2,040,421
                                                                              --------------------     --------------------
Distributions to Shareholders
   From net investment income
    Class A                                                                                     0                        0
    Class C                                                                                     0                        0
   From net realized gain
    Class A                                                                               (10,148)                       0
    Class C                                                                                     0                        0
                                                                              --------------------     --------------------
  Total distributions                                                                     (10,148)                       0
                                                                              --------------------     --------------------
Capital Share Transactions
   Proceeds from shares sold
    Class A                                                                             1,861,724                2,497,255
    Class C                                                                               233,395                        0
   Reinvestment of distributions
    Class A                                                                                10,113                        0
    Class C                                                                                     0                        0
   Amount paid for shares repurchased
    Class A                                                                            (1,353,184)              (1,210,303)
    Class C                                                                                     0                        0
                                                                              --------------------     --------------------
   Net increase in net assets resulting
       from capital share transactions                                                    752,048                1,286,952
                                                                              --------------------     --------------------
Total Increase (Decrease) in Net Assets                                                (1,839,743)               3,327,373
                                                                              --------------------     --------------------
Net Assets
   Beginning of period                                                                  8,646,430                5,319,057
                                                                              --------------------     --------------------
   End of period [including accumulated net
      investment loss of $798 and $0, respectively]                                   $ 6,806,687              $ 8,646,430
                                                                              ====================     ====================

Capital Share Transactions
  Shares sold
    Class A                                                                               122,757                  164,412
    Class C                                                                                15,974                        0
  Shares issued in reinvestment of distributions
    Class A                                                                                   728                        0
    Class C                                                                                     0                        0
  Shares repurchased
    Class A                                                                               (98,124)                 (79,963)
    Class C                                                                                     0                        0
                                                                              --------------------     --------------------

  Net increase from capital share transactions                                             41,335                   84,449
                                                                              ====================     ====================

See accompanying notes which are an integral part of the financial statements.

Sparrow Growth Fund
Financial Highlights
Class A

                                                    Six months ended
                                                    February 28, 2001         Year ended             Period ended
                                                      (Unaudited)           August 31, 2000        August 31, 1999 (a)
                                                   ------------------      -----------------       -----------------
Selected Per Share Data
Net asset value, beginning of period                         $ 17.94                $ 13.38                 $ 10.00
                                                   ------------------      -----------------       -----------------
Income from investment operations
   Net investment loss                                         (0.11)                 (0.30)                  (0.13)
   Net realized and unrealized gain                            (4.81)                  4.86                    3.51
                                                   ------------------      -----------------       -----------------
Total from investment operations                               (4.92)                  4.56                    3.38
                                                   ------------------      -----------------       -----------------
Less distributions
   From net investment income                                   0.00                   0.00                    0.00
   From net realized gain                                      (0.02)                  0.00                    0.00
                                                   ------------------      -----------------       -----------------
Total distributions                                            (0.02)                  0.00                    0.00
                                                   ------------------      -----------------       -----------------

Net asset value, end of period                               $ 13.00                $ 17.94                 $ 13.38
                                                   ==================      =================       =================

Total Return                                                 (27.44)%(b)             34.08%                  33.80% (b)

Ratios and Supplemental Data
Net assets, end of period                                 $6,599,463             $8,646,430              $5,319,057
Ratio of expenses to average net assets                        2.35% (c)              2.50%                   2.50% (c)
Ratio of net investment loss to
   average net assets                                         (1.48)%(c)             (2.00)%                 (1.03)%(c)
Portfolio turnover rate                                       63.29%                117.57%                 166.41%

(a)  For the period October 4, 1998 (commencement of operations) through August 31, 1999
(b)  For a period of less than a full year, the total return is not annualized.
(c)  Annualized

See accompanying notes which are an integral part of the financial statements.

Sparrow Growth Fund
Financial Highlights
Class C

                                                     Period ended
                                                   February 28, 2001
                                                    (Unaudited) (a)
                                                   -----------------
Selected Per Share Data
Net asset value, beginning of period                        $ 15.40
                                                   -----------------
Income from investment operations
   Net investment loss                                        (0.06)
   Net realized and unrealized gain                           (2.37)
                                                   -----------------
Total from investment operations                              (2.43)
                                                   -----------------
Less distributions
   From net investment income                                  0.00
   From net realized gain                                      0.00
                                                   -----------------
Total distributions                                            0.00
                                                   -----------------

Net asset value, end of period                              $ 12.97
                                                   =================

Total Return                                                (15.78)%(b)

Ratios and Supplemental Data
Net assets, end of period                                  $207,224
Ratio of expenses to average net assets                       2.75% (c)
Ratio of net investment loss to
   average net assets                                        (1.39)%(c)
Portfolio turnover rate                                      63.29%

(a)  For the period November 9, 2000 (commencement of operations) through February 28, 2001.
(b)  For a period of less than a full year, the total return is not annualized.
(c)  Annualized

See accompanying notes which are an integral part of the financial statements.

                               Sparrow Growth Fund
                          Notes to Financial Statements
                                February 28, 2001
                                   (Unaudited)


NOTE 1.  ORGANIZATION

     The Sparrow Growth Fund (the "Fund") was organized as a series of Sparrow Funds (the "Trust") on July 14, 1998 and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the "Trust Agreement"). The Fund's investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     Securities Valuations - The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deductions for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. Net realized gains or losses may differ for financial and tax reporting purposes for the Fund primarily as a result of losses from wash sales, which are not recognized for tax purposes until the corresponding shares are sold.


                               Sparrow Growth Fund
                          Notes to Financial Statements
                    February 28, 2001 (Unaudited) - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Income  dividends  and  capital  gain   distributions   are   automatically
reinvested in additional shares at net asset value per share on the distribution date, unless the shareholder has elected to receive payment in cash.

     Securities Transactions and Investment Income - Security transactions are recorded on a trade date basis. The cost of securities sold is determined using the first-in-first-out method. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     Contingent Deferred Sales Charges - A contingent deferred sales charge ("CDSC") of 1.00%, based on the lower of the shares' cost and current net asset value, will be imposed on purchases of $1 million or more, or purchases by qualified retirement plans with at least 200 eligible employees, if the shares are redeemed within eighteen months of purchase. No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period, or (ii) resulted from reinvestment of a distribution on CDSC Shares. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

     Other - Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.


NOTE 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Sparrow Capital Management, Incorporated (the "Adviser") to manage the Fund's investments. The Adviser is an independent investment counselor and registered investment adviser which, together with its affiliated minority-owned investment management firm, Buford, Dickson, Harper & Sparrow, Inc., has over $200 million of core momentum growth stock assets under management. Clients primarily include high net worth individuals and families, but also include a number of institutional clients such as pension funds. The firm was founded in 1988 and is 100% owned by the President and founder, Gerald
R. Sparrow. The sole investment focus of the firm is "core momentum growth stocks" (as defined in "Principal Strategies" in the Fund's Prospectus). The investment decisions of the Fund are made by the Adviser's investment committee, which is primarily responsible for the day-to-day management of the Fund's portfolio. Officers of the Adviser are also trustees of the Fund.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs (such as interest and dividend expenses), Rule 12b-1 distribution expenses, fees and expenses of the non-interested person trustees and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of Class A shares and 1.75% of the average daily net assets of Class C shares. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the six months ended February 28, 2001 the Adviser received a fee of $79,508 from the Fund.

                               Sparrow Growth Fund
                          Notes to Financial Statements
                    February 28, 2001 (Unaudited) - continued


NOTE 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     The Fund retains Unified Fund Services, Inc. to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Fund retains Unified Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. The services of the administrator, transfer agent, fund accountant, and Distributor are operating expenses paid by the Adviser.

     Each class has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") under which each class is authorized to incur distribution expenses at a maximum annual rate of 0.50% of the average daily net assets for Class A and 1.00% of the average daily net assets for Class
B. The expenses may include, but are not limited to, the following: (a) payments to securities dealers and others that are engaged in the sale of shares, that may be advising shareholders of the Trust regarding the purchase of Fund shares, that hold shares of the Fund in omnibus accounts or as shareholders of record, or provide shareholder support or administrative services; (b) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (c) costs of formulating and implementing marketing and promotional activities; (d) costs of preparing, printing and distributing sales literature; and (e) costs of implementing and operating the Distribution Plan. The Plan is designed to promote the sale of shares of the Fund. For the six months ended February 28, 2001, Class A incurred 12b-1 expenses of $12,972 and Class C incurred 12b-1 expenses of $216.

NOTE 4.  INVESTMENT TRANSACTIONS

     For the six months ended February 28, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $5,048,300 and $4,740,568, respectively. As of February 28, 2001, the gross unrealized appreciation for all securities totaled $603,491 and the gross unrealized depreciation for all securities totaled $691,040 for a net unrealized depreciation of $87,549. The aggregate cost of securities for federal income tax purposes at February 28, 2001 was $6,524,517.


NOTE 5. ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2001, Paul S. Herrin owned, in aggregate, 81.88% of the Class C shares.